Income tax expense – as restated	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Income tax expense – as restated

6	Income tax expense – as restated

The Company’s effective tax rate was 0% for the years ended December 31, 2025 and 2024 and can be reconciled to its pre-tax Operating loss as follows:

	2025	2024
	€	€
Operating loss before taxation	(1,128,807)	(1,625,183)
Expected tax credit based on a corporation tax rate of 12.50%	141,101	203,148
Tax benefits not recognized	(141,101)	(203,148)
Tax expense, Net deferred tax asset for the year	–	–